10. Debt Issue Costs (Details Narrative) - Quarter Three Report [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Amortization Expense	$ 39,441	$ 39,479	$ 117,098	$ 103,388
Accumulated Amortization of Debt Issuance Costs	$ 271,949		$ 271,949		$ 154,851